Expense Example - Innovator Growth-100 Power Buffer ETF - September - Innovator Growth-100 Power Buffer ETF - September	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252